CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares Chief executive officer	Ordinary Shares	Treasury Stock	Additional Paid-In Capital Chief executive officer	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Non-controlling Interests	Chief executive officer	Total
Balances at Dec. 31, 2012		$ 8,863			$ 736,249	$ 90,542	$ 301,016	$ 9,203		$ 1,145,873
Balances (in shares) at Dec. 31, 2012		66,639
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans		$ 74			11,536					11,610
Issuance of ordinary shares pursuant to stock plans (in shares)		555
Repurchase of ordinary shares (Note 18)			$ (99,975)							$ (99,975)
Repurchase of ordinary shares (Note 18) (in shares)			(1,172)							(1,200)
Non-cash stock-based compensation expenses					15,859			4,105		$ 19,964
Sale (Purchase) of subsidiaries' shares to\from non-controlling interests					(539)			4,272		3,733
Sale of Weibo Corporation ("Weibo")'s shares to non-controlling interest shareholder (Note 7)								479,612		479,612
Settlement of stock-based awards in a subsidiary					14,802			(11,925)		2,877
Net income							45,132	(1,302)		43,830
Unrealized gain on available-for-sale securities, net						46,787				46,787
Currency translation adjustments						20,864		443		21,307
Balances at Dec. 31, 2013		$ 8,937	$ (99,975)		777,907	158,193	346,148	484,408		1,675,618
Balances (in shares) at Dec. 31, 2013		67,194	(1,172)
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans		$ 54			7,803					7,857
Issuance of ordinary shares pursuant to stock plans (in shares)		411
Repurchase of ordinary shares (Note 18)			$ (249,004)							(249,004)
Repurchase of ordinary shares (Note 18) (in shares)			(6,399)
Non-cash stock-based compensation expenses					18,714			13,779		32,493
Sale (Purchase) of subsidiaries' shares to\from non-controlling interests					79			8,145		8,224
Settlement of stock-based awards in a subsidiary					975			911		1,886
Proceeds from Weibo IPO, net of issuance costs					301,278					301,278
SINA sale Weibo shares to Alibaba					346,667					346,667
Conversion of Weibo preferred shares to ordinary shares and adjustments to non-controlling interests					216,394			(216,394)
Deemed contribution from exercise of Weibo call option by Alibaba					76,476					76,476
Net income							176,802	(15,031)		161,771
Unrealized gain on available-for-sale securities, net						75,450				75,450
Currency translation adjustments						(17,126)		(320)		(17,446)
Balances at Dec. 31, 2014		$ 8,991	$ (348,979)		1,746,293	216,517	522,950	275,498		$ 2,421,270
Balances (in shares) at Dec. 31, 2014		67,605	(7,571)							67,605
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans		$ 68			1,394					$ 1,462
Issuance of ordinary shares pursuant to stock plans (in shares)		510
Issuance of ordinary shares to the chief executive officer (See Note 15)	$ 1,463			$ 454,927					$ 456,390
Issuance of ordinary shares to the chief executive officer (in shares)	11,000
Repurchase of ordinary shares (Note 18)			$ (61,714)							(61,714)
Repurchase of ordinary shares (Note 18) (in shares)			(1,704)
Non-cash stock-based compensation expenses					29,740			26,399		56,139
Deemed distribution to non-controlling shareholders (related to sale of the Weibo Fund by SINA to Weibo)					(8,153)			8,153		8,153
Tax payment on SINA's sale of Weibo share					(27,800)					(27,800)
Sale (Purchase) of subsidiaries' shares to\from non-controlling interests								(808)		(808)
Settlement of stock-based awards in a subsidiary					15,500			(7,377)		8,123
Net income							25,678	10,045		35,723
Unrealized gain on available-for-sale securities, net						24,892				24,892
Currency translation adjustments						(36,495)		(514)		(37,009)
Balances at Dec. 31, 2015		$ 10,522	$ (410,693)		$ 2,211,901	$ 204,914	$ 548,628	$ 311,396		$ 2,876,668
Balances (in shares) at Dec. 31, 2015		79,115	(9,275)							79,115